AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 108.2%
Asset-Backed Securities — 11.2%
Cayman Islands — 6.2%
CarVal CLO Ltd.,
Series 2019-01A, Class AN, 144A, 3 Month LIBOR + 1.480% (Cap N/A, Floor 1.480%)
3.758%(c)	04/20/32	4,000	$ 4,001,809
Catamaran CLO Ltd.,
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.106%(c)	01/27/28	3,750	3,730,001
Cutwater Ltd.,
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.553%(c)	07/15/26	2,204	2,204,560
Halcyon Loan Advisors Funding Ltd.,
Series 2013-01A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.453%(c)	04/15/25	25	24,970
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
3.430%(c)	04/18/26	967	967,030
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.426%(c)	04/25/30	2,150	2,134,772
Madison Park Funding Ltd.,
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.053%(c)	04/15/29	5,550	5,508,574
Mariner CLO LLC,
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.477%(c)	10/26/29	8,050	8,034,392
Shackleton CLO Ltd.,
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.309%(c)	05/07/31	3,000	2,976,005
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.253%(c)	04/15/29	3,150	3,130,829
Staniford Street CLO Ltd.,
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.299%(c)	06/15/25	713	713,198
			33,426,140
United States — 5.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
2.488%(c)	01/25/36	2,200	2,190,384
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.218%(c)	12/27/66	4,670	4,717,366
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
United States (cont’d.)
Higher Education Funding,
Series 2014-01, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.182%(c)	05/25/34	2,909	$ 2,921,963
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
2.877%(cc)	07/25/59	761	768,389
Montana Higher Education Student Assistance Corp.,
Series 2012-01, Class A3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.094%(c)	07/20/43	2,150	2,149,997
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.068%(c)	12/27/66	1,012	1,015,726
Nelnet Student Loan Trust,
Series 2006-01, Class A6, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
2.598%(c)	08/23/36	3,700	3,588,830
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
3.006%(c)	10/28/41	809	805,063
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
2.229%(c)	12/15/32	2,061	1,957,801
Series 2007-02, Class A4, 3 Month LIBOR + 0.060% (Cap N/A, Floor 0.000%)
2.336%(c)	07/25/22	2,827	2,757,038
Series 2008-02, Class A3, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
3.026%(c)	04/25/23	143	141,153
Series 2008-04, Class A4, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.926%(c)	07/25/22	795	802,574
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.976%(c)	07/25/23	1,577	1,592,274
Soundview Home Loan Trust,
Series 2007-NS01, Class A3, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
2.218%(c)	01/25/37	1,102	1,086,105
			26,494,663

Total Asset-Backed Securities (cost $59,335,857)			59,920,803
Corporate Bonds — 29.0%
Australia — 0.0%
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
3.763%(ff)	11/28/28	250	261,067
Belgium — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.650%	02/01/26	1,800	1,928,333
4.900%	02/01/46	500	596,613
A1

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Belgium (cont’d.)
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
3.300%	02/01/23		340	$ 352,983
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.150%	01/23/25		400	436,879
4.600%	04/15/48		450	519,004
4.750%	01/23/29		850	987,922
KBC Group NV,
Sr. Unsec’d. Notes, EMTN
0.750%	10/18/23	EUR	600	669,817
				5,491,551
Bermuda — 0.1%
Bacardi Ltd.,
Gtd. Notes, 144A
4.700%	05/15/28		500	546,084
Brazil — 0.0%
Petrobras Global Finance BV,
Gtd. Notes, 144A
5.093%	01/15/30		30	31,295
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26		100	115,250
				146,545
Canada — 0.6%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25		950	982,348
Bank of Montreal,
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21		1,950	1,983,443
				2,965,791
Cayman Islands — 0.2%
Global Aircraft Leasing Co. Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		1,050	1,063,125
China — 0.6%
China Evergrande Group,
Sr. Sec’d. Notes
8.250%	03/23/22		230	205,349
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
3.125%	06/19/22		660	661,149
4.625%	03/14/23		460	482,178
Easy Tactic Ltd.,
Sr. Sec’d. Notes
8.125%	07/11/24		200	187,972
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
3.750%	05/29/24		550	561,121
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25		400	430,724
5.500%	01/16/25		400	437,842
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
China (cont’d.)
Kaisa Group Holdings Ltd.,
Sr. Sec’d. Notes
8.500%	06/30/22		200	$ 181,224
				3,147,559
France — 2.8%
AXA SA,
Sub. Notes, EMTN
3.250%(ff)	05/28/49	EUR	150	184,979
BNP Paribas SA,
Jr. Sub. Notes, 144A
6.625%(ff)	—(rr)		300	316,125
Sr. Unsec’d. Notes
3.375%	01/09/25(a)		750	774,482
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25		900	929,379
Sr. Unsec’d. Notes, EMTN
2.125%(ff)	01/23/27	EUR	1,200	1,441,221
BPCE SA,
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		1,990	2,096,329
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
3.375%	01/10/22		250	255,581
3.750%	04/24/23		250	261,284
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes, EMTN
1.125%	06/15/22	GBP	2,600	3,229,090
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.500%	09/21/28		2,300	2,567,976
Societe Generale SA,
Jr. Sub. Notes, 144A
8.000%(ff)	—(rr)		500	563,125
Sr. Unsec’d. Notes, EMTN
1.750%	03/22/29	EUR	1,300	1,550,546
Total Capital International SA,
Gtd. Notes
3.461%	07/12/49		250	263,526
WEA Finance LLC,
Gtd. Notes, 144A
3.500%	06/15/29		550	566,592
				15,000,235
Germany — 2.5%
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23		500	522,302
4.250%	12/15/25		800	854,685
4.375%	12/15/28		450	485,892
Commerzbank AG,
Sub. Notes, EMTN
4.000%	03/23/26	EUR	400	490,006
Deutsche Bank AG,
Sr. Unsec’d. Notes
2.700%	07/13/20		1,425	1,422,083

A2

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Germany (cont’d.)
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21		100	$ 100,182
Sub. Notes, EMTN
4.500%	05/19/26	EUR	500	593,310
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38		250	285,092
innogy Finance BV,
Gtd. Notes, EMTN
6.125%	07/06/39	GBP	250	477,702
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	03/15/23	EUR	5,800	6,533,102
O2 Telefonica Deutschland Finanzierungs GmbH,
Gtd. Notes
1.750%	07/05/25	EUR	400	462,102
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
1.625%	08/15/25	EUR	900	1,025,186
				13,251,644
India — 0.0%
Reliance Industries Ltd.,
Sr. Unsec’d. Notes
4.125%	01/28/25		250	266,629
Ireland — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22		1,250	1,281,863
4.625%	07/01/22		1,200	1,267,120
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		1,000	1,057,491
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24		300	307,710
				3,914,184
Italy — 0.5%
CDP Reti SpA,
Sr. Unsec’d. Notes
1.875%	05/29/22	EUR	450	504,733
Societa Iniziative Autostradali e Servizi SpA,
Sr. Sec’d. Notes, EMTN
3.375%	02/13/24	EUR	450	548,923
Telecom Italia SpA,
Sr. Unsec’d. Notes, EMTN
4.000%	04/11/24	EUR	450	539,893
UniCredit SpA,
Jr. Sub. Notes
8.000%(ff)	—(rr)		250	259,450
Sr. Unsec’d. Notes, 144A, MTN
6.572%	01/14/22		650	697,237
				2,550,236
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/21		404	$ 407,889
3.751%	07/18/39		600	643,551
				1,051,440
Luxembourg — 0.3%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	300	349,001
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25	EUR	450	527,907
3.250%	11/13/28	EUR	450	554,506
				1,431,414
Mexico — 0.6%
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26		680	684,250
5.500%	10/31/46		305	302,334
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		310	304,188
5.500%	10/31/46		200	198,252
5.500%	07/31/47		300	297,570
Petroleos Mexicanos,
Gtd. Notes, 144A
7.690%	01/23/50		20	20,850
Gtd. Notes, EMTN
5.125%	03/15/23	EUR	610	729,702
Trust F/1401,
Sr. Unsec’d. Notes
5.250%	12/15/24		400	427,000
				2,964,146
Netherlands — 0.8%
Cooperatieve Rabobank UA,
Sub. Notes
3.875%	07/25/23	EUR	400	497,330
ING Bank NV,
Sub. Notes, 144A
5.800%	09/25/23		700	776,751
ING Groep NV,
Jr. Sub. Notes
6.750%(ff)	—(rr)		200	209,951
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22		2,500	2,580,016
				4,064,048
Russia — 0.2%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26		960	1,044,682

A3

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Russia (cont’d.)
Sr. Unsec’d. Notes, EMTN
7.288%	08/16/37		180	$ 238,388
				1,283,070
South Africa — 0.0%
Sasol Financing International Ltd.,
Gtd. Notes
4.500%	11/14/22		200	204,252
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA,
Sr. Unsec’d. Notes, GMTN
0.750%	09/11/22	EUR	300	333,531
Banco de Sabadell SA,
Sr. Unsec’d. Notes, EMTN
0.875%	03/05/23	EUR	300	332,651
Banco Santander SA,
Jr. Sub. Notes
4.750%(ff)	—(rr)	EUR	600	633,533
Sr. Unsec’d. Notes
2.706%	06/27/24		600	606,586
3.306%	06/27/29		200	206,626
CaixaBank SA,
Jr. Sub. Notes
5.250%(ff)	—(rr)	EUR	600	634,351
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24	EUR	300	340,380
Telefonica Emisiones SA,
Gtd. Notes, EMTN
1.788%	03/12/29	EUR	400	477,648
				3,565,306
Switzerland — 1.0%
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.250%(ff)	—(rr)		200	214,000
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25		1,200	1,188,122
Credit Suisse Group Funding Guernsey Ltd.,
Gtd. Notes, EMTN
1.250%	04/14/22	EUR	450	505,495
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23		450	470,933
4.125%	03/12/24		475	498,253
4.625%	04/29/24		550	587,680
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23		500	522,507
4.892%	04/24/25		450	476,575
5.182%	04/24/28		250	265,736
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A
7.000%(ff)	—(rr)		700	743,400
				5,472,701
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United Kingdom — 2.1%
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36	GBP	200	$ 293,141
Sub. Notes, EMTN
5.125%(ff)	06/04/50	GBP	100	139,418
6.125%(ff)	07/05/43	EUR	150	191,129
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21		450	503,296
Sub. Notes, EMTN
10.000%	05/21/21	GBP	400	555,825
Barclays PLC,
Sr. Unsec’d. Notes
3.684%	01/10/23		300	305,092
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25		50	52,051
BP Capital Markets PLC,
Gtd. Notes
3.723%	11/28/28		400	436,174
3.814%	02/10/24		150	159,681
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.125%	12/04/28(a)		600	686,234
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25		1,750	1,823,555
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30		350	365,521
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		250	254,861
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22		250	260,443
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23		750	759,983
3.875%	09/12/23		250	258,097
4.269%(ff)	03/22/25		300	313,803
4.519%(ff)	06/25/24		550	578,399
Sr. Unsec’d. Notes, EMTN
1.750%(ff)	03/02/26	EUR	400	454,961
Santander UK PLC,
Sr. Unsec’d. Notes
2.875%	06/18/24		1,300	1,319,383
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30	GBP	650	873,992
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24		750	789,722
				11,374,761

A4

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States — 14.0%
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23		1,350	$ 1,408,789
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31		400	417,735
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24		100	100,496
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/14/39	EUR	450	486,786
2.800%	02/17/21		1,000	1,008,331
3.000%	06/30/22		150	153,109
3.200%	03/01/22		800	819,511
3.400%	05/15/25		50	52,167
3.950%	01/15/25		200	213,533
4.100%	02/15/28		650	702,675
4.350%	03/01/29		1,000	1,104,489
4.350%	06/15/45		150	157,628
4.750%	05/15/46		50	55,448
4.850%	07/15/45		50	55,771
5.450%	03/01/47		50	60,487
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.499%(ff)	05/17/22		650	662,895
3.875%	08/01/25		2,200	2,371,169
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		1,000	1,015,208
3.363%	06/06/24		1,550	1,616,787
BP Capital Markets America, Inc.,
Gtd. Notes
3.017%	01/16/27		100	103,322
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		250	252,419
3.625%	01/15/24		250	255,653
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	10/15/22		1,500	1,518,825
3.625%	10/15/24		1,450	1,474,278
4.250%	04/15/26		1,500	1,549,361
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.579%	07/23/20		250	252,239
4.500%	02/01/24		1,700	1,826,350
4.908%	07/23/25		700	767,869
Chubb INA Holdings, Inc.,
Gtd. Notes
0.875%	06/15/27	EUR	100	112,481
1.400%	06/15/31	EUR	150	174,535
1.550%	03/15/28	EUR	600	711,277
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23		800	837,741
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25		950	$ 1,035,500
Comcast Corp.,
Gtd. Notes
3.700%	04/15/24		900	959,683
3.950%	10/15/25		600	653,076
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24		1,000	1,016,250
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42		50	54,916
5.850%	12/15/25		100	118,860
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	400	436,606
0.750%	09/18/31	EUR	600	655,979
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		450	466,875
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	11/01/24		950	972,563
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		400	423,829
4.200%	05/15/28		800	859,620
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		550	607,812
4.725%	11/15/28		850	972,259
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.272%	08/28/23		450	472,401
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29		500	564,362
5.500%	06/01/27		200	226,259
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21		450	454,814
3.750%	02/15/25		200	213,092
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		700	702,160
Expedia Group, Inc.,
Gtd. Notes, 144A
3.250%	02/15/30		850	847,576
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.750%	05/21/23	EUR	300	334,006
1.500%	05/21/27	EUR	550	642,067
2.602%	05/21/25	GBP	200	259,401
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.125%	07/01/27	EUR	600	680,069

A5

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
3.200%	07/01/26		500	$ 517,448
3.500%	07/01/29		600	631,270
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24		200	212,654
General Dynamics Corp.,
Gtd. Notes
2.875%	05/11/20		600	603,125
3.000%	05/11/21		600	610,507
3.375%	05/15/23		250	261,591
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		150	150,420
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23		450	455,948
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.650%	01/17/29		150	165,292
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29		250	253,523
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		800	874,000
Sr. Sec’d. Notes
5.250%	04/15/25		300	333,671
HCP, Inc.,
Sr. Unsec’d. Notes
3.250%	07/15/26		100	102,873
4.250%	11/15/23		229	244,461
Huntington National Bank (The),
Sr. Unsec’d. Notes
3.250%	05/14/21		1,300	1,321,941
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25		300	325,500
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.300%	04/01/26		400	418,595
3.797%(ff)	07/23/24		1,000	1,054,673
4.023%(ff)	12/05/24		1,700	1,812,654
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		50	53,442
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		150	150,259
Level 3 Financing, Inc.,
Gtd. Notes
5.625%	02/01/23		950	961,875
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28		350	394,051
Medtronic Global Holdings SCA,
Gtd. Notes
1.000%	07/02/31	EUR	650	738,166
1.500%	07/02/39	EUR	350	406,430
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
1.625%	03/07/31	EUR	400	$ 483,952
2.250%	03/07/39	EUR	200	260,164
Gtd. Notes, EMTN
0.250%	07/02/25	EUR	350	384,237
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24		10	10,593
Sr. Unsec’d. Notes, Series D
4.368%	09/15/23		250	270,343
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23		450	492,188
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN
0.637%(ff)	07/26/24	EUR	400	442,308
Sr. Unsec’d. Notes, GMTN
2.375%	03/31/21	EUR	100	113,093
3.700%	10/23/24		950	1,005,927
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25		1,000	1,010,019
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		250	259,141
5.500%	02/15/49		100	115,972
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		450	463,500
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25		1,300	1,340,096
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.200%	08/15/26		200	201,791
3.500%	08/15/29		150	152,130
5.550%	03/15/26		450	507,540
6.450%	09/15/36		800	989,674
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/26		350	371,143
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA,
Gtd. Notes, 144A
7.000%	07/15/24		950	984,437
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25		750	842,128
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	06/01/27		1,600	1,673,316
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20		1,300	1,341,873
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27		900	931,656
5.300%	04/01/44		250	264,094

A6

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
United States (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
0.500%	03/01/28	EUR	400	$ 434,841
0.875%	10/01/31	EUR	400	436,683
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		727	822,518
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24		150	158,192
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25		750	818,712
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		550	557,215
4.329%	09/21/28		1,853	2,100,881
5.012%	04/15/49		450	565,796
Vistra Energy Corp.,
Gtd. Notes
5.875%	06/01/23		700	715,050
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.550%	08/14/23		2,100	2,204,939
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.750%	08/15/28		200	196,840
5.300%	03/01/48		50	43,369
5.450%	04/01/44		50	44,334
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	950	1,028,954
				75,023,407
Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
6.000%	10/28/22(d)		6,730	403,800
Sr. Unsec’d. Notes
5.375%	04/12/27(d)		1,800	144,000
				547,800

Total Corporate Bonds (cost $152,794,690)				155,586,995
Municipal Bonds — 0.3%
Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
4.500%	07/01/34		100	106,824
4.550%	07/01/40		50	51,553
4.750%	07/01/53		370	383,875
5.000%	07/01/58		936	986,750

Total Municipal Bonds (cost $1,389,108)				1,529,002
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities — 6.5%
United Kingdom — 3.2%
Harben Finance PLC,
Series 2017-01X, Class A, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.561%(c)	08/20/56	GBP	420	$ 515,996
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, 3 Month GBP LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.618%(c)	11/15/49	GBP	1,267	1,557,960
Precise Mortgage Funding PLC,
Series 2017-01B, Class A, 3 Month GBP LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.530%(c)	03/12/54	GBP	2,418	2,964,335
Ripon Mortgages PLC,
Series 01X, Class A1, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.561%(c)	08/20/56	GBP	363	445,193
Series 01X, Class A2, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.561%(c)	08/20/56	GBP	4,269	5,240,289
Slate No 2 PLC,
Series 02, Class A, 3 Month GBP LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.883%(c)	10/24/44	GBP	1,042	1,281,326
Slate No.1 PLC,
Series 01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.783%(c)	01/24/51	GBP	1,582	1,948,981
Tower Bridge Funding No.1 PLC,
Series 01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.776%(c)	03/20/56	GBP	796	979,636
Warwick Finance Residential Mortgages No One PLC,
Series 01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.765%(c)	09/21/49	GBP	2,016	2,482,176
				17,415,892
United States — 3.3%
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.539%(cc)	04/25/37		883	840,955
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
4.418%(c)	04/25/31		1,110	1,120,793
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
4.318%(c)	08/25/31		1,400	1,407,181
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
4.168%(c)	09/25/31		340	341,624
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
4.268%(c)	07/25/30		725	731,699

A7

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.168%(c)	10/25/30	370	$ 372,835
Fannie Mae REMICS,
Series 2016-69, Class BS, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.082%(c)	10/25/46	6,289	897,360
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1.000) + 5.950% (Cap 5.950%, Floor 0.000%)
3.923%(c)	10/15/41	5,965	892,172
Series 4059, Class SP, IO, 1 Month LIBOR x (1.000) + 6.550% (Cap 6.550%, Floor 0.000%)
4.523%(c)	06/15/42	1,413	234,166
Series 4248, Class S, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
3.973%(c)	09/15/43	617	92,599
Series 4286, Class SN, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
3.973%(c)	12/15/43	12,341	1,679,381
Series 4320, Class SD, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
4.073%(c)	07/15/39	1,111	194,053
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
6.818%(c)	05/25/28	1,370	1,476,326
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
7.018%(c)	12/25/28	400	433,191
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 3.800%)
5.818%(c)	03/25/29	400	423,622
Government National Mortgage Assoc.,
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
4.006%(c)	08/20/43	2,258	370,470
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
3.556%(c)	08/20/44	6,469	1,091,354
Series 2014-158, Class SA, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
3.573%(c)	10/16/44	3,142	460,505
Series 2015-126, Class IM, PO
4.000%	09/20/45	919	97,524
Series 2015-126, Class IQ, PO
4.000%	09/20/45	919	108,400
Series 2016-109, Class IH, IO
4.000%	10/20/45	1,523	190,561
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
2.458%(c)	06/25/45	1,349	1,279,251
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
United States (cont’d.)
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
2.178%(c)	03/25/37		247	$ 232,023
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
2.248%(c)	07/25/46		1,548	1,501,655
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.230% (Cap 10.500%, Floor 0.230%)
2.248%(c)	02/25/36		201	198,570
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.655%(c)	09/25/46		892	912,975
				17,581,245

Total Residential Mortgage-Backed Securities (cost $36,702,145)				34,997,137
Sovereign Bonds — 34.9%
Argentina — 0.1%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR	610	252,650
3.750%(cc)	12/31/38		300	117,753
5.250%	01/15/28	EUR	530	222,416
				592,819
Australia — 1.4%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 139
3.250%	04/21/25	AUD	10,085	7,706,747
Austria — 0.3%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
2.100%	09/20/17	EUR	840	1,732,976
Belgium — 1.4%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 071
3.750%	06/22/45	EUR	570	1,134,926
Sr. Unsec’d. Notes, Series 079, 144A
0.200%	10/22/23	EUR	4,270	4,814,701
Sr. Unsec’d. Notes, Series 081, 144A
0.800%	06/22/27	EUR	490	584,355
Sr. Unsec’d. Notes, Series 087, 144A
0.900%	06/22/29	EUR	840	1,020,075
				7,554,057
Canada — 2.9%
Canadian Government Bond,
Bonds
2.750%	12/01/48	CAD	1,050	1,016,832

A8

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Canada (cont’d.)
Province of British Columbia,
Sr. Unsec’d. Notes
2.850%	06/18/25	CAD	3,800	$ 3,025,515
Province of Ontario,
Notes
4.650%	06/02/41	CAD	2,700	2,811,395
Unsec’d. Notes
2.600%	06/02/25	CAD	6,650	5,210,275
2.850%	06/02/23	CAD	4,420	3,459,334
				15,523,351
Denmark — 0.2%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	4,255	1,252,793
Dominican Republic — 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
6.400%	06/05/49(a)		830	883,958
Ecuador — 0.1%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
7.875%	01/23/28		330	312,679
8.875%	10/23/27		320	318,803
				631,482
France — 0.8%
French Republic Government Bond OAT,
Bonds
4.500%	04/25/41	EUR	1,590	3,286,691
Bonds, 144A
1.750%	05/25/66	EUR	770	1,173,422
				4,460,113
Germany — 1.3%
Bundesobligation,
Bonds, Series 179
—%(p)	04/05/24	EUR	5,990	6,765,509
Indonesia — 0.3%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		200	224,957
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Series 73
8.750%	05/15/31	IDR	16,723,000	1,284,437
				1,509,394
Ireland — 0.3%
Ireland Government Bond,
Unsec’d. Notes
0.900%	05/15/28	EUR	1,370	1,626,632
Israel — 0.2%
Israel Government Bond,
Bonds, Series 0825
1.750%	08/31/25	ILS	2,680	823,725
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Italy — 1.4%
Italy Buoni Poliennali del Tesoro,
Bonds, 144A
2.800%	03/01/67	EUR	2,370	$ 3,065,451
Italy Certificati di Credito del Tesoro,
Bonds, 6 Month EURIBOR + 1.850%
1.508%(c)	01/15/25	EUR	3,720	4,261,610
				7,327,061
Japan — 13.9%
Japan Government Five Year Bond,
Sr. Unsec’d. Notes, Series 129
0.100%	09/20/21	JPY	756,000	7,050,500
Sr. Unsec’d. Notes, Series 135
0.100%	03/20/23	JPY	1,105,200	10,386,785
Japan Government Forty Year Bond,
Sr. Unsec’d. Notes, Series 8
1.400%	03/20/55	JPY	161,400	1,982,985
Japan Government Ten Year Bond,
Sr. Unsec’d. Notes, Series 354
0.100%	03/20/29	JPY	882,600	8,434,432
Japan Government Thirty Year Bond,
Sr. Unsec’d. Notes, Series 48
1.400%	09/20/45	JPY	579,900	6,836,035
Sr. Unsec’d. Notes, Series 58
0.800%	03/20/48	JPY	159,350	1,657,564
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes, Series 152
1.200%	03/20/35	JPY	2,073,350	22,598,508
Sr. Unsec’d. Notes, Series 162
0.600%	09/20/37	JPY	198,100	1,980,652
Japanese Government CPI Linked Bond,
Sr. Unsec’d. Notes, Series 20
0.100%	03/10/25	JPY	626,052	5,969,569
Sr. Unsec’d. Notes, Series 21
0.100%	03/10/26	JPY	511,248	4,896,155
Sr. Unsec’d. Notes, Series 23
0.100%	03/10/28	JPY	118,339	1,140,981
Sr. Unsec’d. Notes, Series 24
0.100%	03/10/29	JPY	176,025	1,697,980
				74,632,146
Mexico — 0.3%
Mexican Bonos,
Bonds, Series M
6.500%	06/09/22	MXN	556	28,020
Bonds, Series M 20
10.000%	12/05/24	MXN	31,977	1,853,023
				1,881,043
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	1,530	1,954,988
Singapore — 0.4%
Singapore Government Bond,
Sr. Unsec’d. Notes
2.750%	07/01/23	SGD	2,870	2,157,458

A9

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
South Korea — 2.1%
Inflation Linked Korea Treasury Bond,
Sr. Unsec’d. Notes, Series 2606
1.000%	06/10/26	KRW	12,778,683	$ 11,008,623
Korea Treasury Bond,
Sr. Unsec’d. Notes, Series 2906
1.875%	06/10/29	KRW	369,840	320,305
				11,328,928
Spain — 1.3%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
3.450%	07/30/66	EUR	1,030	1,908,855
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	4,140	5,034,017
				6,942,872
Sri Lanka — 0.0%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
6.850%	11/03/25		200	200,436
Supranational Bank — 0.3%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
1.375%	05/31/47	EUR	1,100	1,549,349
Switzerland — 0.1%
Swiss Confederation Government Bond,
Bonds
4.000%	04/08/28	CHF	300	427,910
Thailand — 1.9%
Thailand Government Bond,
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,818,005
2.400%	12/17/23	THB	172,170	5,857,161
3.650%	06/20/31	THB	16,860	677,271
				10,352,437
United Kingdom — 3.3%
United Kingdom Gilt,
Bonds
3.500%	07/22/68	GBP	950	2,383,382
4.250%	12/07/46	GBP	2,180	4,782,167
4.500%	09/07/34	GBP	5,570	10,514,076
				17,679,625

Total Sovereign Bonds (cost $176,615,234)				187,497,809
U.S. Government Agency Obligations — 24.2%
Federal Home Loan Mortgage Corp.
4.000%	06/01/40		15	16,438
4.000%	02/01/41		50	53,136
4.000%	02/01/41		88	94,142
4.000%	11/01/41		11	11,175
4.000%	01/01/49		10,000	10,572,963
5.000%	10/01/49		9,757	10,478,407
Federal National Mortgage Assoc.
2.500%	TBA		16,000	15,925,625
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	TBA	23,000	$ 23,345,000
3.500%	01/01/57	868	913,838
4.500%	TBA	1,000	1,053,580
4.500%	TBA	3,000	3,158,864
4.500%	06/01/45	704	756,928
4.500%	11/01/47	4,965	5,319,734
4.500%	09/01/48	907	980,359
5.000%	02/01/23	74	78,872
5.000%	11/01/23	150	160,396
5.000%	08/01/31	20	20,827
5.000%	08/01/44	70	75,033
Government National Mortgage Assoc.
3.000%	TBA	4,000	4,104,531
3.000%	TBA	24,000	24,607,500
4.000%	05/20/45	49	52,368
4.000%	07/20/45	3,454	3,670,652
4.000%	10/20/45	46	48,768
4.500%	11/20/47	764	802,685
4.500%	05/20/48	2,572	2,690,534
4.500%	08/20/48	6,201	6,502,058
4.500%	09/20/48	2,956	3,106,101
5.000%	TBA	4,000	4,208,531
5.000%	09/20/48	1,501	1,584,444
5.000%	10/20/48	2,615	2,764,654
5.000%	11/20/48	2,503	2,648,824

Total U.S. Government Agency Obligations (cost $129,497,420)			129,806,967
U.S. Treasury Obligation — 2.1%
U.S. Treasury Notes
2.875%	08/15/28	10,320	11,347,163
(cost $10,880,164)

Total Long-Term Investments (cost $567,214,618)			580,685,876

	Shares
Short-Term Investments — 4.6%
Affiliated Mutual Funds — 4.6%
PGIM Core Ultra Short Bond Fund(w)	23,112,923	23,112,923
PGIM Institutional Money Market Fund (cost $1,407,728; includes $1,404,297 of cash collateral for securities on loan)(b)(w)	1,407,586	1,407,727

Total Affiliated Mutual Funds (cost $24,520,651)		24,520,650
Options Purchased*~ — 0.0%
(cost $547,041)		353,059

Total Short-Term Investments (cost $25,067,692)		24,873,709

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—112.8% (cost $592,282,310)		605,559,585

A10

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Value
Options Written*~ — (0.2)%
(premiums received $1,647,138)	(1,237,340)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—112.6% (cost $590,635,172)	604,322,245

Liabilities in excess of other assets(z) — (12.6)%	(67,683,713)

Net Assets — 100.0%	$ 536,638,532

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BBSW	Australian Bank Bill Swap Reference Rate
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
Q	Quarterly payment frequency for swaps
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SLM	Student Loan Mortgage
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
USOIS	United States Overnight Index Swap
WIBOR	Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,375,018; cash collateral of $1,404,297 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of September 30, 2019.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A11

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	10/10/19	(9,000)	$ (9,338,555)
Federal National Mortgage Assoc.	5.000%	TBA	10/10/19	(1,000)	(1,071,016)
Federal National Mortgage Assoc.	5.000%	TBA	11/13/19	(3,000)	(3,215,273)
Government National Mortgage Assoc.	4.000%	TBA	10/21/19	(2,000)	(2,079,883)
Government National Mortgage Assoc.	4.000%	TBA	11/20/19	(1,000)	(1,039,512)
Government National Mortgage Assoc.	5.000%	TBA	10/21/19	(8,000)	(8,434,375)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $25,128,125)					$(25,178,614)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 11/14/29	Call	UBS AG	11/12/19	1.58%	1.58%(S)	3 Month LIBOR(Q)	3,370	$ 34,138
10-Year Interest Rate Swap, 11/14/29	Call	Citibank, N.A.	11/12/19	1.58%	1.58%(S)	3 Month LIBOR(Q)	1,970	19,956
10-Year Interest Rate Swap, 11/14/29	Call	UBS AG	11/12/19	1.59%	1.59%(S)	3 Month LIBOR(Q)	3,250	33,631
10-Year Interest Rate Swap, 11/14/29	Call	JPMorgan Chase Bank, N.A.	11/12/19	1.59%	1.59%(S)	3 Month LIBOR(Q)	2,090	21,628
10-Year Interest Rate Swap, 11/14/29	Call	UBS AG	11/12/19	1.59%	1.59%(S)	3 Month LIBOR(Q)	1,030	10,659
10-Year Interest Rate Swap, 11/19/29	Call	Deutsche Bank AG	11/15/19	1.42%	1.42%(S)	3 Month LIBOR(Q)	4,510	22,990
10-Year Interest Rate Swap, 11/19/29	Call	UBS AG	11/15/19	1.42%	1.42%(S)	3 Month LIBOR(Q)	1,860	9,482
10-Year Interest Rate Swap, 03/13/30	Call	Barclays Bank PLC	03/11/20	1.30%	1.30%(S)	3 Month LIBOR(Q)	6,350	56,378
10-Year Interest Rate Swap, 09/01/30	Call	UBS AG	08/27/20	1.27%	1.27%(S)	3 Month LIBOR(Q)	4,410	59,262
10-Year Interest Rate Swap, 09/01/30	Call	UBS AG	08/27/20	1.27%	1.27%(S)	3 Month LIBOR(Q)	2,060	27,683
10-Year Interest Rate Swap, 11/21/29	Put	JPMorgan Chase Bank, N.A.	11/19/19	1.58%	3 Month LIBOR(Q)	1.58%(S)	5,700	55,326
10-Year Interest Rate Swap, 11/21/29	Put	JPMorgan Chase Bank, N.A.	11/19/19	2.08%	3 Month LIBOR(Q)	2.08%(S)	5,700	1,926
Total Options Purchased (cost $547,041)								$353,059
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/25/25	Call	Barclays Bank PLC	08/21/20	(0.60)%	6 Month EURIBOR(S)	(0.60)%(A)	EUR	9,410	$ (15,813)
5-Year Interest Rate Swap, 08/25/25	Call	Barclays Bank PLC	08/21/20	(0.60)%	6 Month EURIBOR(S)	(0.60)%(A)	EUR	9,300	(15,628)
A12

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/25/25	Call	Barclays Bank PLC	08/21/20	(0.60)%	6 Month EURIBOR(S)	(0.60)%(A)	EUR	7,950	$ (13,360)
5-Year Interest Rate Swap, 08/25/25	Call	JPMorgan Chase Bank, N.A.	08/21/20	(0.60)%	6 Month EURIBOR(S)	(0.60)%(A)	EUR	6,700	(11,259)
5-Year Interest Rate Swap, 08/25/25	Call	Bank of America, N.A.	08/21/20	(0.60)%	6 Month EURIBOR(S)	(0.60)%(A)	EUR	2,730	(5,782)
10-Year Interest Rate Swap, 11/14/29	Call	UBS AG	11/12/19	(0.09)%	6 Month EURIBOR(S)	(0.09)%(A)	EUR	3,790	(36,965)
10-Year Interest Rate Swap, 11/14/29	Call	JPMorgan Chase Bank, N.A.	11/12/19	(0.09)%	6 Month EURIBOR(S)	(0.09)%(A)	EUR	2,540	(24,773)
10-Year Interest Rate Swap, 11/14/29	Call	UBS AG	11/12/19	(0.09)%	6 Month EURIBOR(S)	(0.09)%(A)	EUR	1,250	(12,192)
10-Year Interest Rate Swap, 11/14/29	Call	UBS AG	11/12/19	(0.09)%	6 Month EURIBOR(S)	(0.09)%(A)	EUR	160	(1,561)
10-Year Interest Rate Swap, 11/12/29	Call	JPMorgan Chase Bank, N.A.	11/12/19	0.68%	6 Month GBP LIBOR(S)	0.68%(S)	GBP	3,040	(40,287)
10-Year Interest Rate Swap, 11/12/29	Call	JPMorgan Chase Bank, N.A.	11/12/19	0.68%	6 Month GBP LIBOR(S)	0.68%(S)	GBP	1,670	(22,131)
10-Year Interest Rate Swap, 11/12/29	Call	JPMorgan Chase Bank, N.A.	11/12/19	0.68%	6 Month GBP LIBOR(S)	0.68%(A)	GBP	130	(1,723)
10-Year Interest Rate Swap, 11/19/29	Call	Deutsche Bank AG	11/15/19	(0.25)%	6 Month EURIBOR(S)	(0.25)%(A)	EUR	5,470	(16,680)
A13

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 11/19/29	Call	UBS AG	11/15/19	(0.25)%	6 Month EURIBOR(S)	(0.25)%(A)	EUR	2,270	$ (6,922)
10-Year Interest Rate Swap, 03/13/30	Call	Barclays Bank PLC	03/11/20	(0.28)%	6 Month EURIBOR(S)	(0.28)%(A)	EUR	7,800	(49,077)
10-Year Interest Rate Swap, 08/31/30	Call	UBS AG	08/27/20	(0.26)%	6 Month EURIBOR(S)	(0.26)%(A)	EUR	5,320	(54,072)
10-Year Interest Rate Swap, 08/31/30	Call	UBS AG	08/27/20	(0.26)%	6 Month EURIBOR(S)	(0.26)%(A)	EUR	2,490	(25,308)
10-Year Interest Rate Swap, 09/16/30	Call	Bank of America, N.A.	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	2,050	(59,962)
10-Year Interest Rate Swap, 09/16/30	Call	JPMorgan Chase Bank, N.A.	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	2,040	(52,669)
10-Year Interest Rate Swap, 09/16/30	Call	Bank of America, N.A.	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	2,040	(52,669)
10-Year Interest Rate Swap, 09/16/30	Call	UBS AG	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	1,970	(50,861)
10-Year Interest Rate Swap, 09/16/30	Call	Deutsche Bank AG	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	1,940	(50,087)
10-Year Interest Rate Swap, 09/16/30	Call	Bank of America, N.A.	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	1,820	(46,989)
10-Year Interest Rate Swap, 09/16/30	Call	Deutsche Bank AG	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	1,810	(46,730)
A14

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 09/16/30	Call	JPMorgan Chase Bank, N.A.	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	1,760	$ (45,440)
10-Year Interest Rate Swap, 09/16/30	Call	JPMorgan Chase Bank, N.A.	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	1,750	(45,181)
10-Year Interest Rate Swap, 09/16/30	Call	UBS AG	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	1,700	(43,890)
10-Year Interest Rate Swap, 09/16/30	Call	Bank of America, N.A.	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	1,690	(43,632)
10-Year Interest Rate Swap, 09/16/30	Call	Bank of America, N.A.	09/14/20	0.07%	6 Month EURIBOR(S)	0.07%(A)	EUR	1,460	(37,694)
10-Year Interest Rate Swap, 09/16/30	Put	Bank of America, N.A.	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	2,050	(28,994)
10-Year Interest Rate Swap, 09/16/30	Put	JPMorgan Chase Bank, N.A.	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	2,040	(25,467)
10-Year Interest Rate Swap, 09/16/30	Put	Bank of America, N.A.	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	2,040	(25,467)
10-Year Interest Rate Swap, 09/16/30	Put	UBS AG	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	1,970	(24,593)
10-Year Interest Rate Swap, 09/16/30	Put	Deutsche Bank AG	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	1,940	(24,219)
10-Year Interest Rate Swap, 09/16/30	Put	Bank of America, N.A.	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	1,820	(22,721)
A15

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 09/16/30	Put	Deutsche Bank AG	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	1,810	$ (22,596)
10-Year Interest Rate Swap, 09/16/30	Put	JPMorgan Chase Bank, N.A.	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	1,760	(21,972)
10-Year Interest Rate Swap, 09/16/30	Put	JPMorgan Chase Bank, N.A.	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	1,750	(21,847)
10-Year Interest Rate Swap, 09/16/30	Put	UBS AG	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	1,700	(24,044)
10-Year Interest Rate Swap, 09/16/30	Put	Bank of America, N.A.	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	1,690	(21,098)
10-Year Interest Rate Swap, 09/16/30	Put	Bank of America, N.A.	09/14/20	0.07%	0.07%(A)	6 Month EURIBOR(S)	EUR	1,460	(18,226)
10-Year Interest Rate Swap, 11/21/29	Put	JPMorgan Chase Bank, N.A.	11/19/19	1.83%	1.83%(S)	3 Month LIBOR(Q)		11,400	(26,759)
Total Options Written (premiums received $1,647,138)									$(1,237,340)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	90 Day Euro Dollar	Mar. 2020	$ 491,650	$ (11,730)
10	90 Day Euro Dollar	Jun. 2020	2,461,125	(74,304)
1	90 Day Euro Dollar	Dec. 2020	246,313	1,230
36	3 Year Australian Treasury Bonds	Dec. 2019	2,811,080	(350)
149	5 Year Euro-Bobl	Dec. 2019	22,029,906	(31,331)
2	5 Year U.S. Treasury Notes	Dec. 2019	238,297	326
21	10 Year Australian Treasury Bonds	Dec. 2019	2,088,522	(3,657)
45	10 Year Euro-Bund	Dec. 2019	8,546,570	(109,869)
436	10 Year U.S. Treasury Notes	Dec. 2019	56,816,250	117,435
105	20 Year U.S. Treasury Bonds	Dec. 2019	17,042,812	(438,060)
226	30 Day Federal Funds	Nov. 2019	92,521,443	4,881
146	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	28,018,312	(532,918)
A16

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
91	Euro-OAT	Dec. 2019	$16,892,274	$ (187,096)
80	Short Euro-BTP	Dec. 2019	9,826,117	13,831
				(1,251,612)
Short Positions:
37	90 Day Euro Dollar	Dec. 2019	9,068,700	(135,391)
89	2 Year U.S. Treasury Notes	Dec. 2019	19,179,500	(1,706)
79	10 Year U.K. Gilt	Dec. 2019	13,039,329	(7,549)
253	10 Year U.S. Ultra Treasury Notes	Dec. 2019	36,028,781	645,907
23	30 Year Euro Buxl	Dec. 2019	5,452,475	19,301
				520,562
				$ (731,050)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/13/19	Morgan Stanley & Co. International PLC	AUD	1,882	$ 1,295,951	$ 1,272,172	$ —	$ (23,779)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	4,085	2,812,943	2,763,929	—	(49,014)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	2,035	1,394,486	1,377,155	—	(17,331)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,039	706,938	703,362	—	(3,576)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,038	705,843	702,586	—	(3,257)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,033	703,653	698,686	—	(4,967)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,033	704,015	698,938	—	(5,077)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	973	658,545	658,370	—	(175)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	966	664,316	653,814	—	(10,502)
Brazilian Real,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	30,851	7,449,349	7,424,099	—	(25,250)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,919	699,463	702,453	2,990	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,895	708,292	696,652	—	(11,640)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,887	704,168	694,828	—	(9,340)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,877	705,146	692,425	—	(12,721)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,865	698,335	689,478	—	(8,857)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	1,404	338,137	337,971	—	(166)
Expiring 11/04/19	Morgan Stanley & Co. International PLC	BRL	29,759	7,109,280	7,144,348	35,068	—
A17

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 11/04/19	Morgan Stanley & Co. International PLC	BRL	2,956	$ 705,966	$ 709,546	$ 3,580	$ —
British Pound,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	GBP	1,401	1,735,108	1,728,402	—	(6,706)
Canadian Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CAD	1,846	1,400,279	1,395,460	—	(4,819)
Chilean Peso,
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	1,016,164	1,429,223	1,393,652	—	(35,571)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	770,798	1,073,535	1,057,136	—	(16,399)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	585,231	835,209	802,634	—	(32,575)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	512,250	705,913	702,543	—	(3,370)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	510,972	715,989	700,790	—	(15,199)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	509,187	716,363	698,341	—	(18,022)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	508,421	707,595	697,291	—	(10,304)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	507,823	716,527	696,470	—	(20,057)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	505,928	715,648	693,871	—	(21,777)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	498,026	699,730	683,034	—	(16,696)
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	493,728	695,586	677,140	—	(18,446)
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	963,025	1,334,532	1,321,407	—	(13,125)
Colombian Peso,
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	2,374,890	703,552	682,126	—	(21,426)
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	2,310,094	686,711	663,515	—	(23,196)
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	1,874,693	557,099	538,457	—	(18,642)
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	1,231,827	366,270	353,811	—	(12,459)
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	1,193,472	354,241	342,794	—	(11,447)
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	5,231,484	1,500,928	1,500,568	—	(360)
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	4,823,443	1,414,533	1,383,528	—	(31,005)
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	4,794,130	1,416,161	1,375,120	—	(41,041)
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	3,932,496	1,125,170	1,127,974	2,804	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	2,624,515	753,629	752,800	—	(829)
A18

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	2,483,746	$ 713,867	$ 712,423	$ —	$ (1,444)
Czech Koruna,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CZK	58,596	2,507,582	2,480,057	—	(27,525)
Euro,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,522	1,695,670	1,669,632	—	(26,038)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,268	1,406,255	1,390,924	—	(15,331)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,264	1,399,793	1,385,632	—	(14,161)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,264	1,400,534	1,385,922	—	(14,612)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,263	1,402,739	1,384,699	—	(18,040)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,011	1,125,670	1,108,234	—	(17,436)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,010	1,122,484	1,107,096	—	(15,388)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	632	699,579	693,018	—	(6,561)
Hungarian Forint,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	HUF	213,625	706,084	698,751	—	(7,333)
Indian Rupee,
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	193,783	2,724,730	2,731,842	7,112	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	73,194	1,025,035	1,031,843	6,808	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	50,624	704,812	713,665	8,853	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	25,736	361,217	362,807	1,590	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	10,140	143,206	142,954	—	(252)
Indonesian Rupiah,
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	12,950,474	900,777	911,448	10,671	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	10,843,352	755,905	763,150	7,245	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	10,290,186	723,939	724,218	279	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	10,243,080	715,536	720,903	5,367	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	10,147,835	704,522	714,200	9,678	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	5,881,510	420,378	413,938	—	(6,440)
Japanese Yen,
Expiring 11/14/19	Morgan Stanley & Co. International PLC	JPY	210,321	1,951,886	1,951,061	—	(825)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	342,797	3,212,128	3,188,954	—	(23,174)
A19

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	342,223	$ 3,219,678	$ 3,183,609	$ —	$ (36,069)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	150,369	1,395,141	1,398,843	3,702	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	149,193	1,414,000	1,387,899	—	(26,101)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	78,366	733,050	729,018	—	(4,032)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	75,431	702,338	701,716	—	(622)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	67,821	633,633	630,920	—	(2,713)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	66,821	627,310	621,622	—	(5,688)
Mexican Peso,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	57,424	2,871,635	2,873,626	1,991	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	18,242	923,048	912,870	—	(10,178)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	13,999	706,148	700,560	—	(5,588)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	8,234	417,524	412,052	—	(5,472)
New Taiwanese Dollar,
Expiring 10/03/19	Morgan Stanley & Co. International PLC	TWD	44,227	1,416,770	1,425,820	9,050	—
Expiring 10/30/19	Morgan Stanley & Co. International PLC	TWD	22,533	728,205	727,605	—	(600)
New Zealand Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,769	1,137,644	1,109,916	—	(27,728)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,095	706,448	686,709	—	(19,739)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,094	704,022	686,057	—	(17,965)
Norwegian Krone,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NOK	12,531	1,400,365	1,379,084	—	(21,281)
Peruvian Nuevo Sol,
Expiring 11/06/19	Morgan Stanley & Co. International PLC	PEN	11,358	3,345,104	3,365,015	19,911	—
Expiring 11/06/19	Morgan Stanley & Co. International PLC	PEN	2,493	743,328	738,679	—	(4,649)
Expiring 11/06/19	Morgan Stanley & Co. International PLC	PEN	1,179	351,737	349,412	—	(2,325)
Polish Zloty,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PLN	23,124	5,883,599	5,773,090	—	(110,509)
Russian Ruble,
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	315,850	4,925,387	4,860,288	—	(65,099)
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	271,246	4,206,501	4,173,915	—	(32,586)
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	45,431	698,667	699,093	426	—
A20

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	36,909	$ 2,467,767	$ 2,412,270	$ —	$ (55,497)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	10,897	707,391	712,191	4,800	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	10,715	699,474	700,315	841	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	10,516	698,548	687,320	—	(11,228)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	8,323	558,011	544,002	—	(14,009)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	8,314	559,316	543,393	—	(15,923)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	6,320	418,794	413,033	—	(5,761)
South Korean Won,
Expiring 11/25/19	Morgan Stanley & Co. International PLC	KRW	3,182,217	2,667,363	2,664,393	—	(2,970)
Expiring 11/25/19	Morgan Stanley & Co. International PLC	KRW	836,305	699,866	700,218	352	—
Swedish Krona,
Expiring 10/07/19	Morgan Stanley & Co. International PLC	SEK	10,503	1,104,947	1,067,429	—	(37,518)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SEK	8,113	832,607	828,600	—	(4,007)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SEK	7,853	812,730	802,145	—	(10,585)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SEK	7,796	805,784	796,318	—	(9,466)
Swiss Franc,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	1,382	1,411,092	1,394,522	—	(16,570)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	1,369	1,399,473	1,380,985	—	(18,488)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	1,305	1,333,144	1,316,882	—	(16,262)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	693	703,123	699,489	—	(3,634)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	691	705,415	697,587	—	(7,828)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	690	699,828	696,257	—	(3,571)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	625	633,633	630,483	—	(3,150)
Turkish Lira,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	4,174	703,660	720,478	16,818	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	4,157	700,252	717,559	17,307	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	4,102	694,056	708,111	14,055	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	4,094	699,595	706,836	7,241	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	4,075	702,145	703,530	1,385	—
A21

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	1,516	$ 254,212	$ 261,731	$ 7,519	$ —
				$143,212,193	$142,010,542	207,443	(1,409,094)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 11/13/19	Morgan Stanley & Co. International PLC	AUD	11,349	$ 7,653,546	$ 7,671,798	$ —	$ (18,252)
Expiring 11/13/19	Morgan Stanley & Co. International PLC	AUD	966	663,728	653,166	10,562	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	2,193	1,493,925	1,483,571	10,354	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,229	831,584	831,301	283	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,213	834,318	820,816	13,502	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,192	809,566	806,326	3,240	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,186	808,097	802,832	5,265	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,028	701,467	695,363	6,104	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,026	699,009	694,517	4,492	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	AUD	1,018	702,114	688,892	13,222	—
Brazilian Real,
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	29,759	7,123,661	7,161,313	—	(37,652)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,996	714,088	720,849	—	(6,761)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,948	706,091	709,427	—	(3,336)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,941	707,713	707,826	—	(113)
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,934	708,193	706,060	2,133	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,841	699,530	683,623	15,907	—
Expiring 10/02/19	Morgan Stanley & Co. International PLC	BRL	2,281	561,000	548,808	12,192	—
British Pound,
Expiring 12/04/19	Morgan Stanley & Co. International PLC	GBP	34,023	42,099,871	41,940,361	159,510	—
Canadian Dollar,
Expiring 11/20/19	Morgan Stanley & Co. International PLC	CAD	20,450	15,516,466	15,447,867	68,599	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CAD	8,507	6,434,550	6,429,857	4,693	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CAD	1,870	1,410,194	1,413,551	—	(3,357)
A22

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CAD	1,869	$ 1,411,298	$ 1,412,973	$ —	$ (1,675)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CAD	1,848	1,400,365	1,396,580	3,785	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CAD	930	704,945	702,838	2,107	—
Chilean Peso,
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	1,622,067	2,251,283	2,224,636	26,647	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	1,027,446	1,428,000	1,409,124	18,876	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	1,023,484	1,414,211	1,403,691	10,520	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	963,025	1,333,830	1,320,773	13,057	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	811,483	1,125,372	1,112,935	12,437	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	508,465	717,776	697,351	20,425	—
Expiring 10/01/19	Morgan Stanley & Co. International PLC	CLP	462,558	645,535	634,391	11,144	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	513,315	706,292	704,341	1,951	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	505,549	699,571	693,686	5,885	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	503,819	699,571	691,311	8,260	—
Expiring 10/25/19	Morgan Stanley & Co. International PLC	CLP	475,663	658,266	652,677	5,589	—
Chinese Renminbi,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CNH	6,925	969,837	967,855	1,982	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CNH	4,987	699,474	697,087	2,387	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CNH	4,985	699,501	696,777	2,724	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CNH	4,985	700,309	696,701	3,608	—
Colombian Peso,
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	5,231,484	1,502,868	1,502,609	259	—
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	2,607,759	761,464	749,012	12,452	—
Expiring 10/10/19	Morgan Stanley & Co. International PLC	COP	1,145,734	340,759	329,083	11,676	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	9,347,538	2,693,000	2,681,192	11,808	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	5,023,096	1,470,840	1,440,795	30,045	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	5,000,934	1,446,318	1,434,438	11,880	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	2,437,782	705,479	699,239	6,240	—
Expiring 11/08/19	Morgan Stanley & Co. International PLC	COP	1,239,104	362,735	355,417	7,318	—
A23

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone,
Expiring 11/20/19	Morgan Stanley & Co. International PLC	DKK	6,529	$ 972,066	$ 957,015	$ 15,051	$ —
Euro,
Expiring 11/27/19	Morgan Stanley & Co. International PLC	EUR	63,372	69,980,864	69,366,701	614,163	—
Expiring 11/27/19	Morgan Stanley & Co. International PLC	EUR	793	871,212	868,246	2,966	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	2,609	2,904,487	2,861,456	43,031	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	2,526	2,801,880	2,769,885	31,995	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,285	1,431,119	1,408,654	22,465	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,283	1,418,508	1,406,993	11,515	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,282	1,408,840	1,405,946	2,894	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,271	1,405,412	1,394,114	11,298	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,263	1,404,125	1,385,370	18,755	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	1,262	1,384,818	1,383,585	1,233	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	EUR	639	711,690	700,755	10,935	—
Hungarian Forint,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	HUF	654,629	2,211,501	2,141,243	70,258	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	HUF	190,261	634,267	622,330	11,937	—
Indian Rupee,
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	102,062	1,420,837	1,438,815	—	(17,978)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	80,040	1,114,092	1,128,363	—	(14,271)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	51,030	707,552	719,394	—	(11,842)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	50,383	697,823	710,271	—	(12,448)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	47,704	674,838	672,509	2,329	—
Expiring 10/09/19	Morgan Stanley & Co. International PLC	INR	22,256	307,784	313,759	—	(5,975)
Expiring 11/25/19	Morgan Stanley & Co. International PLC	INR	50,226	702,730	704,504	—	(1,774)
Expiring 12/03/19	Morgan Stanley & Co. International PLC	INR	10,140	142,212	142,119	93	—
Indonesian Rupiah,
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	23,216,528	1,614,793	1,633,968	—	(19,175)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	20,564,910	1,431,479	1,447,348	—	(15,869)
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	15,854,308	1,117,578	1,115,818	1,760	—
A24

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	9,901,936	$ 701,201	$ 696,893	$ 4,308	$ —
Expiring 10/09/19	Morgan Stanley & Co. International PLC	IDR	4,928,695	340,674	346,879	—	(6,205)
Israeli Shekel,
Expiring 10/29/19	Morgan Stanley & Co. International PLC	ILS	2,441	703,503	703,239	264	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	2,484	705,621	717,642	—	(12,021)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	2,483	707,859	717,235	—	(9,376)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	2,474	703,011	714,693	—	(11,682)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	2,451	696,318	708,141	—	(11,823)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	2,329	665,820	672,797	—	(6,977)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	1,760	506,212	508,451	—	(2,239)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ILS	627	178,842	181,222	—	(2,380)
Japanese Yen,
Expiring 11/14/19	Morgan Stanley & Co. International PLC	JPY	8,297,491	78,565,720	76,972,375	1,593,345	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	177,479	1,656,762	1,651,040	5,722	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	150,365	1,401,048	1,398,808	2,240	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	150,059	1,398,541	1,395,961	2,580	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	74,977	699,357	697,495	1,862	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	74,814	704,000	695,976	8,024	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	JPY	50,721	477,256	471,845	5,411	—
Mexican Peso,
Expiring 10/07/19	Morgan Stanley & Co. International PLC	MXN	38,875	2,025,148	1,967,605	57,543	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	16,812	845,323	841,321	4,002	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	16,547	836,889	828,046	8,843	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	14,239	706,978	712,535	—	(5,557)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	14,163	708,522	708,762	—	(240)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	13,949	701,831	698,058	3,773	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	13,817	699,156	691,441	7,715	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	13,803	700,329	690,718	9,611	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	13,757	698,945	688,412	10,533	—
A25

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 12/18/19	Morgan Stanley & Co. International PLC	MXN	11,199	$ 562,844	$ 560,409	$ 2,435	$ —
New Taiwanese Dollar,
Expiring 10/03/19	Morgan Stanley & Co. International PLC	TWD	22,533	726,631	726,429	202	—
Expiring 10/03/19	Morgan Stanley & Co. International PLC	TWD	21,694	699,866	699,390	476	—
Expiring 10/30/19	Morgan Stanley & Co. International PLC	TWD	106,120	3,450,933	3,426,696	24,237	—
Expiring 10/30/19	Morgan Stanley & Co. International PLC	TWD	43,697	1,410,596	1,411,024	—	(428)
New Zealand Dollar,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	6,171	3,954,063	3,870,964	83,099	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,116	699,833	699,840	—	(7)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,113	701,785	697,917	3,868	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,112	701,366	697,666	3,700	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,108	695,222	694,945	277	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,104	697,324	692,440	4,884	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,099	697,377	689,462	7,915	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NZD	1,098	696,243	689,074	7,169	—
Norwegian Krone,
Expiring 10/07/19	Morgan Stanley & Co. International PLC	NOK	4,010	447,097	440,796	6,301	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	NOK	6,290	703,794	692,303	11,491	—
Peruvian Nuevo Sol,
Expiring 11/06/19	Morgan Stanley & Co. International PLC	PEN	2,346	700,409	694,970	5,439	—
Polish Zloty,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	PLN	2,748	698,497	685,975	12,522	—
Romanian Leu,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	RON	7,148	1,663,350	1,640,267	23,083	—
Russian Ruble,
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	45,503	705,966	700,205	5,761	—
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	44,790	699,101	689,221	9,880	—
Expiring 10/15/19	Morgan Stanley & Co. International PLC	RUB	44,646	699,473	687,008	12,465	—
Singapore Dollar,
Expiring 11/13/19	Morgan Stanley & Co. International PLC	SGD	2,851	2,056,352	2,063,857	—	(7,505)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	5,634	4,076,313	4,079,856	—	(3,543)
A26

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 12/18/19	Morgan Stanley & Co. International PLC	SGD	1,920	$ 1,397,484	$ 1,390,264	$ 7,220	$ —
South African Rand,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	10,698	702,146	699,195	2,951	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	10,647	705,632	695,838	9,794	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	10,622	708,264	694,258	14,006	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	10,559	705,165	690,141	15,024	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	10,336	697,934	675,510	22,424	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	6,703	443,137	438,075	5,062	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	ZAR	4,008	264,612	261,942	2,670	—
South Korean Won,
Expiring 11/25/19	Morgan Stanley & Co. International PLC	KRW	14,255,602	11,960,502	11,935,867	24,635	—
Expiring 11/25/19	Morgan Stanley & Co. International PLC	KRW	835,674	699,323	699,690	—	(367)
Swedish Krona,
Expiring 10/07/19	Morgan Stanley & Co. International PLC	SEK	10,196	1,058,496	1,036,228	22,268	—
Swiss Franc,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	1,385	1,409,712	1,397,175	12,537	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	1,378	1,398,000	1,390,381	7,619	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	1,374	1,399,742	1,386,130	13,612	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	689	700,412	694,820	5,592	—
Expiring 12/18/19	Morgan Stanley & Co. International PLC	CHF	220	224,290	222,237	2,053	—
Thai Baht,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	THB	155,775	5,088,372	5,101,046	—	(12,674)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	THB	155,265	5,072,920	5,084,326	—	(11,406)
Turkish Lira,
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	4,055	699,475	700,000	—	(525)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	3,083	526,327	532,215	—	(5,888)
Expiring 12/18/19	Morgan Stanley & Co. International PLC	TRY	514	87,806	88,668	—	(862)
				$381,729,169	$378,447,107	3,564,245	(282,183)
						$3,771,688	$(1,691,277)
A27

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
12/18/19	Buy	AUD	1,020	CAD	927	$ —	$ (10,664)	Morgan Stanley & Co. International PLC
12/18/19	Buy	AUD	1,031	SEK	6,817	1,667	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	CHF	1,385	EUR	1,276	—	(1,920)	Morgan Stanley & Co. International PLC
12/18/19	Buy	CHF	1,389	EUR	1,282	—	(4,524)	Morgan Stanley & Co. International PLC
12/18/19	Buy	CHF	2,404	EUR	2,221	—	(9,463)	Morgan Stanley & Co. International PLC
12/18/19	Buy	CHF	3,045	EUR	2,799	2,396	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	193	CZK	4,997	—	(176)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	221	ILS	864	—	(7,686)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	254	HUF	84,574	2,185	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	441	ILS	1,728	—	(15,524)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	450	CZK	11,673	—	(977)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	632	AUD	1,031	—	(4,683)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	636	PLN	2,774	5,216	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	636	HUF	211,389	5,533	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	638	NOK	6,349	1,248	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	639	CZK	16,573	—	(375)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	639	HUF	214,441	—	(242)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	642	ILS	2,475	—	(10,848)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	642	SEK	6,908	—	(2,010)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	1,014	CHF	1,108	—	(5,593)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	1,257	JPY	149,411	—	(11,913)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	1,274	CAD	1,869	—	(15,961)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	1,275	AUD	2,060	3,721	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	2,538	JPY	304,429	—	(49,176)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	2,547	CHF	2,782	—	(13,095)	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	2,549	CHF	2,766	4,043	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	EUR	7,530	SEK	80,510	34,771	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	HUF	213,719	PLN	2,811	—	(2,660)	Morgan Stanley & Co. International PLC
12/18/19	Buy	HUF	214,649	EUR	641	—	(1,216)	Morgan Stanley & Co. International PLC
12/18/19	Buy	JPY	75,405	NZD	1,113	3,552	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	JPY	114,138	AUD	1,565	2,802	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	NOK	6,238	EUR	627	—	(1,477)	Morgan Stanley & Co. International PLC
12/18/19	Buy	NOK	26,919	CAD	3,963	—	(32,871)	Morgan Stanley & Co. International PLC
12/18/19	Buy	NOK	119,037	EUR	11,908	41,961	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	NZD	1,122	EUR	644	—	(1,769)	Morgan Stanley & Co. International PLC
12/18/19	Buy	PLN	1,121	EUR	257	—	(2,047)	Morgan Stanley & Co. International PLC
12/18/19	Buy	PLN	1,152	EUR	264	—	(1,990)	Morgan Stanley & Co. International PLC
12/18/19	Buy	PLN	5,542	EUR	1,273	—	(12,565)	Morgan Stanley & Co. International PLC
12/18/19	Buy	PLN	23,264	EUR	5,332	—	(38,980)	Morgan Stanley & Co. International PLC
12/18/19	Buy	RON	3,053	EUR	639	—	(170)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	1,693	EUR	159	—	(1,088)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	4,076	EUR	383	—	(3,279)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	5,427	EUR	505	311	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,780	EUR	637	—	(5,629)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,780	EUR	638	—	(6,650)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,785	EUR	637	—	(5,564)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,786	EUR	637	—	(5,380)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,787	EUR	635	—	(2,843)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,788	EUR	635	—	(3,036)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,811	EUR	638	—	(3,515)	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,847	EUR	636	2,116	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,851	EUR	636	2,293	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,852	EUR	636	2,393	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	SEK	6,884	EUR	643	—	(1,615)	Morgan Stanley & Co. International PLC
12/18/19	Buy	TRY	4,125	EUR	632	19,444	—	Morgan Stanley & Co. International PLC
12/18/19	Buy	ZAR	10,354	EUR	637	—	(21,820)	Morgan Stanley & Co. International PLC
A28

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2019 (continued):
Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation
OTC Cross Currency Exchange Contracts (cont’d.):
				$135,652	$(320,994)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		1,410	0.692%	$ 7,289	$ 20,164	$12,875
Republic of Chile	06/20/24	1.000%(Q)		120	0.322%	3,630	3,760	130
Republic of Colombia	06/20/24	1.000%(Q)		4,020	0.836%	25,411	31,152	5,741
Republic of Indonesia	06/20/24	1.000%(Q)		3,410	0.815%	(9,685)	29,505	39,190
Republic of Peru	06/20/24	1.000%(Q)		30	0.478%	725	724	(1)
Russian Federation	12/20/24	1.000%(Q)		160	0.863%	(1,077)	1,136	2,213
State of Qatar	06/20/24	1.000%(Q)		1,070	0.480%	22,951	25,707	2,756
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	950	0.627%	18,980	18,713	(267)
						$68,224	$130,861	$62,637

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of China	12/20/20	1.000%(Q)	27,520	$(313,520)	$216,981	$(530,501)	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx.EUR.31.V2	06/20/24	1.000%(Q)	EUR	5,450	$(149,195)	$(148,118)	$1,077

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.32.V1	12/20/24	1.000%(Q)		1,470	2.114%	$ (75,713)	$ (76,881)	$ (1,168)
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)		16,040	0.533%	352,923	343,190	(9,733)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)		45,700	0.602%	910,933	913,001	2,068
iTraxx.EUR.32.V1	12/20/29	1.000%(Q)	EUR	6,300	0.989%	28,181	9,515	(18,666)
						$1,216,324	$1,188,825	$(27,499)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery
A29

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	11,930	12/18/24	1.250%(S)	6 Month BBSW(2)(S)	$ 131,827	$ 126,410	$ (5,417)
AUD	9,280	12/18/26	1.250%(S)	6 Month BBSW(2)(S)	48,310	90,492	42,182
AUD	43,110	12/18/29	1.250%(S)	6 Month BBSW(2)(S)	(20,473)	153,518	173,991
AUD	4,940	03/19/30	1.750%(S)	6 Month BBSW(1)(S)	(21,050)	(37,536)	(16,486)
BRL	5,194	01/02/20	7.250%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	1,891	16,630	14,739
BRL	9,925	01/02/23	6.660%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	32,238	45,901	13,663
BRL	4,000	01/02/23	6.849%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	—	23,571	23,571
CAD	66,480	12/20/21	2.250%(S)	3 Month CDOR(2)(S)	356,972	422,781	65,809
CAD	25,870	12/18/24	2.250%(S)	3 Month CDOR(2)(S)	478,640	498,720	20,080
CAD	11,450	06/19/29	3.000%(S)	3 Month CDOR(2)(S)	391,037	484,133	93,096
CAD	5,580	12/18/29	2.500%(S)	3 Month CDOR(2)(S)	263,977	292,086	28,109
CHF	12,140	08/07/28	1.050%(A)	6 Month CHF LIBOR(2)(S)	438,046	854,582	416,536
CHF	1,500	12/18/29	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	(12,117)	(19,242)	(7,125)
CNH	98,150	12/18/24	3.000%(Q)	7 Day China Fixing Repo Rates(2)(Q)	63,561	47,102	(16,459)
EUR	9,210	12/20/21	0.000%(A)	6 Month EURIBOR(2)(S)	108,736	93,850	(14,886)
EUR	11,160	12/19/22	0.000%(A)	6 Month EURIBOR(1)(S)	(192,979)	(169,004)	23,975
EUR	3,530	01/15/25	0.080%(A)	6 Month EURIBOR(2)(S)	22,504	101,577	79,073
EUR	6,270	12/18/26	0.500%(A)	6 Month EURIBOR(1)(S)	(400,774)	(394,029)	6,745
EUR	10,650	08/03/28	0.300%(A)	6 Month EURIBOR(1)(S)	(121,111)	(209,027)	(87,916)
EUR	14,610	02/12/29	1.200%(A)	6 Month EURIBOR(2)(S)	373,875	973,389	599,514
EUR	14,440	06/19/29	1.500%(A)	6 Month EURIBOR(1)(S)	(1,226,353)	(1,170,148)	56,205
EUR	10,220	09/17/29	0.275%(A)	6 Month EURIBOR(2)(S)	(10,250)	104,390	114,640
EUR	11,580	12/18/29	0.750%(A)	6 Month EURIBOR(1)(S)	(1,115,395)	(1,147,217)	(31,822)
EUR	4,850	09/16/30	0.002%(A)	6 Month EURIBOR(1)(S)	64,063	38,783	(25,280)
EUR	1,380	06/20/39	1.750%(A)	6 Month EURIBOR(1)(S)	(194,827)	(185,260)	9,567
EUR	2,360	12/19/39	0.250%(A)	6 Month EURIBOR(2)(S)	(20,793)	26,999	47,792
EUR	3,410	06/15/49	1.500%(A)	6 Month EURIBOR(1)(S)	(475,073)	(435,907)	39,166
GBP	134,280	11/07/19	0.727%(A)	1 Day SONIA(1)(A)	—	(8,304)	(8,304)
GBP	3,110	12/18/24	0.500%(S)	6 Month GBP LIBOR(2)(S)	(58,454)	(16,940)	41,514
GBP	6,770	12/18/26	1.500%(S)	6 Month GBP LIBOR(1)(S)	(390,913)	(515,921)	(125,008)
GBP	23,700	02/12/29	1.500%(S)	6 Month GBP LIBOR(1)(S)	(311,540)	(1,192,455)	(880,915)
GBP	5,460	06/19/29	1.750%(S)	6 Month GBP LIBOR(1)(S)	(345,880)	(351,144)	(5,264)
GBP	7,650	09/13/29	0.900%(S)	6 Month GBP LIBOR(1)(S)	14,383	(99,044)	(113,427)
GBP	5,130	12/18/29	1.500%(S)	6 Month GBP LIBOR(1)(S)	(392,488)	(530,677)	(138,189)
GBP	3,400	06/20/39	1.750%(S)	6 Month GBP LIBOR(2)(S)	(431,779)	(381,848)	49,931
A30

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	100	12/19/39	1.750%(S)	6 Month GBP LIBOR(1)(S)	$ (19,271)	$ (24,584)	$ (5,313)
GBP	2,190	06/15/49	1.750%(S)	6 Month GBP LIBOR(1)(S)	(266,556)	(251,044)	15,512
GBP	450	12/20/49	1.750%(S)	6 Month GBP LIBOR(2)(S)	126,696	162,205	35,509
JPY	833,690	03/22/28	0.500%(S)	6 Month JPY LIBOR(2)(S)	150,774	193,684	42,910
JPY	696,140	06/14/38	1.250%(S)	6 Month JPY LIBOR(2)(S)	629,562	514,372	(115,190)
JPY	1,051,700	06/15/49	1.000%(S)	6 Month JPY LIBOR(2)(S)	515,369	341,520	(173,849)
KRW	18,418,410	12/20/21	1.250%(Q)	3 Month KWCDC LIBOR(2)(Q)	46,522	8,623	(37,899)
KRW	6,512,500	06/19/29	1.750%(Q)	3 Month KWCDC LIBOR(2)(Q)	175,897	130,709	(45,188)
MXN	252,475	03/18/20	8.360%(M)	28 Day Mexican Interbank Rate(1)(M)	(3,602)	(46,209)	(42,607)
MXN	18,975	12/16/20	8.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(8,784)	12,432	21,216
MXN	10,325	10/18/28	9.290%(M)	28 Day Mexican Interbank Rate(1)(M)	(8,672)	(40,769)	(32,097)
NOK	119,910	12/18/29	1.750%(A)	6 Month NIBOR(1)(S)	(46,656)	(65,139)	(18,483)
NOK	15,320	03/19/30	2.000%(A)	6 Month NIBOR(2)(S)	13,414	22,524	9,110
NZD	5,330	03/19/30	1.750%(S)	3 Month New Zealand Bill Bank Rate(1)(Q)	(2,363)	(32,083)	(29,720)
PLN	20,260	12/18/24	1.860%(A)	6 Month WIBOR(1)(S)	(25,563)	(53,128)	(27,565)
SEK	493,130	03/18/21	(0.045)%(A)	3 Month STIBOR(1)(Q)	1,474	(15,038)	(16,512)
SEK	97,830	12/18/24	0.050%(A)	3 Month STIBOR(1)(Q)	(19,870)	(37,606)	(17,736)
SEK	84,980	12/18/29	0.400%(A)	3 Month STIBOR(1)(Q)	26,106	(109,556)	(135,662)
	26,630	09/15/21	1.287%(A)	1 Day USOIS(2)(A)	2,959	(1,125)	(4,084)
	46,230	12/20/21	1.500%(S)	3 Month LIBOR(1)(Q)	(63,336)	44,757	108,093
	4,250	12/20/21	1.750%(S)	3 Month LIBOR(1)(Q)	(21,669)	(16,756)	4,913
	37,900	07/25/24	—(3)	—(3)	462	5,056	4,594
	19,220	12/18/24	1.500%(S)	3 Month LIBOR(1)(Q)	(109,846)	(18,869)	90,977
	22,020	06/30/26	0.971%(A)	1 Day USOIS(1)(A)	288,929	368,201	79,272
	14,580	02/12/29	2.800%(S)	3 Month LIBOR(2)(Q)	248,805	797,928	549,123
	10,170	05/15/29	1.295%(S)	3 Month LIBOR(2)(Q)	(349,953)	(222,991)	126,962
	31,220	08/02/29	2.013%(S)	3 Month LIBOR(2)(Q)	358,433	885,496	527,063
	2,200	12/18/29	1.500%(S)	3 Month LIBOR(1)(Q)	(6,379)	13,166	19,545
	1,720	06/20/39	3.000%(S)	3 Month LIBOR(2)(Q)	160,723	160,235	(488)
	10,930	05/15/45	1.485%(S)	3 Month LIBOR(1)(Q)	884,946	528,061	(356,885)
	2,000	06/15/49	2.750%(S)	3 Month LIBOR(2)(Q)	135,868	133,767	(2,101)
	8,390	08/02/52	2.230%(S)	3 Month LIBOR(1)(Q)	(329,397)	(964,143)	(634,746)
ZAR	68,900	12/18/20	6.500%(Q)	3 Month JIBAR(1)(Q)	(355)	4,268	4,623
ZAR	122,640	09/18/29	8.775%(Q)	3 Month JIBAR(2)(Q)	(14,193)	37,150	51,343
					$ (481,715)	$ (3,675)	$ 478,040

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Month LIBOR plus 9.00 bps monthly.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A31